UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Roosevelt Strategic Income Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.07%
Health and Personal Care Stores - 1.07%
Omnicare, Inc.
3.250%, 12/15/2035	400,000	$387,000
TOTAL CONVERTIBLE BONDS (Cost $371,057)		387,000

CORPORATE BONDS - 53.73%
Aerospace Product and Parts Manufacturing - 2.39%
Textron, Inc.
5.600%, 12/01/2017	800,000	860,757
Animal Slaughtering and Processing - 3.00%
Smithfield Foods, Inc.
7.750%, 07/01/2017	940,000	1,078,650
Automotive Equipment Rental and Leasing - 1.75%
Hertz Corp.
6.750%, 04/15/2019	600,000	631,500
Coal Mining - 2.11%
Patriot Coal Corp.
8.250%, 04/30/2018	840,000	760,200
Depository Credit Intermediation - 3.64%
Citigroup, Inc.
8.125%, 07/15/2039	320,000	419,411
PNC Financial Services Group, Inc.
6.750%, 11/01/2049 (a)	840,000	889,415
		1,308,826
Electric Power Generation, Transmission and Distribution - 4.02%
AES Corp.
7.750%, 03/01/2014	960,000	1,048,800
NRG Energy, Inc.
8.250%, 09/01/2020	390,000	396,825
		1,445,625
Management of Companies and Enterprises - 2.79%
Leucadia National Corp.
8.125%, 09/15/2015	900,000	1,005,750
Metal Ore Mining - 2.59%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	890,000	931,653

Motor Vehicle Body and Trailer Manufacturing - 3.26%
Ford Motor Co.
7.450%, 07/16/2031	910,000	1,172,762
Motor Vehicle Parts Manufacturing - 2.98%
American Axle & Manufacturing, Inc.
7.875%, 03/01/2017	1,030,000	1,071,200
Nondepository Credit Intermediation - 5.38%
General Electric Capital Corp.
5.875%, 01/14/2038	980,000	1,099,455
SLM Corp.
6.250%, 01/25/2016	800,000	836,719
		1,936,174
Oil and Gas Extraction - 2.57%
Pioneer National Resources Co.
6.650%, 03/15/2017	800,000	924,218
Other Telecommunications - 2.80%
Crown Castle International Corp.
9.000%, 01/15/2015	910,000	1,007,825
Petroleum and Coal Products Manufacturing - 2.34%
Owens Corning
6.500%, 12/01/2016	760,000	841,223
Printing and Related Support Activities - 1.50%
RR Donnelley & Sons Co.
6.625%, 04/15/2029	650,000	539,500
Rubber Product Manufacturing - 2.71%
Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	890,000	976,784
Securities and Commodity Contracts Intermediation and Brokerage - 0.89%
Jefferies Group, Inc.
5.500%, 03/15/2016	320,000	320,000
Spectator Sports - 1.07%
Penn National Gaming, Inc.
8.750%, 08/15/2019	340,000	383,350
Traveler Accommodation - 2.36%
MGM Resorts International
5.875%, 02/27/2014	830,000	848,675
Wired Telecommunications Carriers - 3.58%
AT&T, Inc.
4.950%, 01/15/2013	940,000	975,518
Windstream Corp.
7.000%, 03/15/2019	300,000	312,000
		1,287,518
TOTAL CORPORATE BONDS (Cost $18,454,352)		19,332,190

FOREIGN CORPORATE BONDS - 8.43%
Royal Caribbean Cruises Ltd
6.875%, 12/01/2013	380,000	405,175
7.500%, 10/15/2027	315,000	318,937
Teck Resources Ltd.
10.250%, 05/15/2016	830,000	956,030
Transocean, Inc.
5.250%, 03/15/2013	650,000	669,756
XL Group Plc
6.500%, 12/29/2049 (a)	800,000	686,000
TOTAL FOREIGN CORPORATE BONDS (Cost $3,039,016)		3,035,898

US GOVERNMENT NOTES/BONDS - 9.85%
United States Treasury Notes/Bonds - 9.85%
2.375%, 08/31/2014	1,490,000	1,563,801
3.000%, 08/31/2016	900,000	988,946
3.625%, 08/15/2019	860,000	991,284
		3,544,031
TOTAL US GOVERNMENT NOTES/BONDS (Cost $3,541,726)		3,544,031

FOREIGN GOVERNMENT BONDS - 19.22%
Australia Government Bond
6.250%, 06/15/2014	710,000	805,070
4.500%, 04/15/2020	730,000	814,808
Canadian Government Bond
5.250%, 06/01/2012	950,000	970,297
4.000%, 06/01/2016	700,000	784,400
Peruvian Government International Bond
7.125%, 03/30/2019	780,000	991,770
Philippine Government International Bond
9.375%, 01/18/2017	760,000	997,500
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	676,350	808,238
Switzerland Government Bond
4.000%, 02/11/2013	650,000	745,721
TOTAL FOREIGN GOVERNMENT BONDS (Cost $6,632,905)		6,917,804

	Shares	Value
PREFERRED STOCKS - 2.09%
Depository Credit Intermediation - 1.08%
BAC Capital Trust XII	16,000	386,880

Securities and Commodity Contracts Intermediation and Brokerage - 1.01%
Citigroup Capital XII	14,000	364,840

TOTAL PREFERRED STOCKS (Cost $712,372)		751,720

EXCHANGE-TRADED FUNDS - 1.03%
ProShares UltraShort Russell 2000 (b)	9,000	283,410
ProShares UltraShort S&P 500 (b)	5,500	88,880
		372,290
TOTAL EXCHANGE-TRADED FUNDS (Cost $556,552)		372,290

SHORT-TERM INVESTMENTS - 4.83%
Money Market Funds -
Fidelity Institutional Money Market Portfolio
0.21% (a)	1,739,399	1,739,399
TOTAL SHORT-TERM INVESTMENTS (Cost $1,739,399)		1,739,399

Total Investments (Cost $35,047,379) - 100.24%		36,080,332
Liabilities in Excess of Other Assets - (0.24)%		(86,599)
TOTAL NET ASSETS - 100.00%		$35,993,733

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 29, 2012.

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$35,047,379
Gross unrealized appreciation - Equities	39,348
Gross unrealized appreciation - Fixed Income	1,317,039
Gross unrealized depreciation - Equities	(184,262)
Gross unrealized depreciation - Fixed Income	(139,172)
Net unrealized appreciation	$1,032,953

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 29, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity#
Exchange-Traded Funds	$372,290	$-	$-	$372,290
Preferred Stocks	751,720	-	-	751,720
Total Equity	1,124,010	-	-	1,124,010

Fixed Income#
Convertible Bonds	$-	$387,000	$-	$387,000
Corporate Bonds	-	19,332,190	-	19,332,190
Foreign Corporate Bonds	-	3,035,898	-	3,035,898
U.S. Government Notes/Bonds	-	3,544,031	-	3,544,031
Foreign Government Bonds	-	6,917,804	-	6,917,804
Total Fixed Income	-	33,216,923	-	33,216,923

Short-Term Investments	$1,739,399	$-	$-	$1,739,399

Total Investments in Securities	$2,863,409	$33,216,923	$-	$36,080,332

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the unrealized appreciation (depreciation) on the instruments.

There were no transfers into and out of Level 1 and 2 during the period ending February 29, 2012.
The Fund held no Level 3 securities during the reporting period.
# For further breakdown of portfolio investments by Industry type, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          4/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          4/18/2012

By (Signature and Title)*  /s/ John Buckel
                                                     John Buckel, Treasurer

Date          4/18/2012

* Print the name and title of each signing officer under his or her signature.